Capital - Disclosure of Share Warrants and Non-employee Warrants (Detail)	12 Months Ended
Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Total
Number of options/warrants/ shares outstanding	10,449,173
Number of options/warrants/ shares granted	143,000
Number of options/warrants/ shares vested/exercised	321,435
Number of options/warrants/ shares voided	355,105
Number of options/warrants/ shares outstanding	9,915,633
Maximum of shares to be issued	9,916,395
Number of options/warrants/ shares exercisable	6,331,296
BSPCE D [member] | 2/28/2008 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	2/28/2008
Type	BSPCE D
Number of options/warrants/ shares outstanding	1,867
Number of options/warrants/ shares vested/exercised	1,867
BSPCE E [member] | 7/27/2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	7/27/2010
Type	BSPCE E
Number of options/warrants/ shares outstanding	19,702
Number of options/warrants/ shares outstanding	19,702
Maximum of shares to be issued	20,464
Number of options/warrants/ shares exercisable	19,702
Free Shares [member] | 5/18/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	5/18/2015
Type	Free shares
Number of options/warrants/ shares outstanding	15,600
Number of options/warrants/ shares outstanding	15,600
Maximum of shares to be issued	15,600
Free Shares [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Free shares
Number of options/warrants/ shares granted	43,000
Number of options/warrants/ shares outstanding	43,000
Maximum of shares to be issued	43,000
BSA [member] | 3/27/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	3/27/2015
Type	BSA
Number of options/warrants/ shares outstanding	180,000
Number of options/warrants/ shares voided	50,000
Number of options/warrants/ shares outstanding	130,000
Maximum of shares to be issued	130,000
Number of options/warrants/ shares exercisable	130,000
BSA [member] | 5/18/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	5/18/2015
Type	BSA
Number of options/warrants/ shares outstanding	50,000
Number of options/warrants/ shares outstanding	50,000
Maximum of shares to be issued	50,000
Number of options/warrants/ shares exercisable	50,000
BSA [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	9/08/2015
Type	BSA
Number of options/warrants/ shares outstanding	274,200
Number of options/warrants/ shares voided	50,000
Number of options/warrants/ shares outstanding	224,200
Maximum of shares to be issued	224,200
Number of options/warrants/ shares exercisable	224,200
BSA [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	3/14/2016
Type	BSA
Number of options/warrants/ shares outstanding	187,200
Number of options/warrants/ shares voided	40,175
Number of options/warrants/ shares outstanding	147,025
Maximum of shares to be issued	147,025
Number of options/warrants/ shares exercisable	98,017
BSA [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	BSA
Number of options/warrants/ shares outstanding	148,000
Number of options/warrants/ shares outstanding	148,000
Maximum of shares to be issued	148,000
Number of options/warrants/ shares exercisable	98,667
BSA [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	BSA
Number of options/warrants/ shares outstanding	240,000
Number of options/warrants/ shares voided	40,000
Number of options/warrants/ shares outstanding	200,000
Maximum of shares to be issued	200,000
Number of options/warrants/ shares exercisable	66,667
Stock options [member] | 3/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	3/24/2015
Type	Stock Options
Number of options/warrants/ shares outstanding	1,749,055
Number of options/warrants/ shares voided	18,409
Number of options/warrants/ shares outstanding	1,730,646
Maximum of shares to be issued	1,730,646
Number of options/warrants/ shares exercisable	1,622,458
Stock options [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	9/08/2015
Type	Stock Options
Number of options/warrants/ shares outstanding	1,802,000
Number of options/warrants/ shares voided	32,000
Number of options/warrants/ shares outstanding	1,770,000
Maximum of shares to be issued	1,770,000
Number of options/warrants/ shares exercisable	1,438,098
Stock options [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	3/14/2016
Type	Stock Options
Number of options/warrants/ shares outstanding	1,945,948
Number of options/warrants/ shares vested/exercised	127,828
Number of options/warrants/ shares voided	32,849
Number of options/warrants/ shares outstanding	1,785,271
Maximum of shares to be issued	1,785,271
Number of options/warrants/ shares exercisable	1,192,064
Stock options [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	Stock Options
Number of options/warrants/ shares outstanding	2,615,601
Number of options/warrants/ shares vested/exercised	191,740
Number of options/warrants/ shares voided	54,172
Number of options/warrants/ shares outstanding	2,369,689
Maximum of shares to be issued	2,369,689
Number of options/warrants/ shares exercisable	1,093,924
Stock options [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	Stock Options
Number of options/warrants/ shares outstanding	1,220,000
Number of options/warrants/ shares voided	37,500
Number of options/warrants/ shares outstanding	1,182,500
Maximum of shares to be issued	1,182,500
Number of options/warrants/ shares exercisable	297,500
Stock options [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Stock Options
Number of options/warrants/ shares granted	100,000
Number of options/warrants/ shares outstanding	100,000
Maximum of shares to be issued	100,000